Summary of Significant Accounting Policies - Summary of Time Charter Revenues (Detail) - Time Charter [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
2020:	$ 123,222
2021:	62,887
2022:	43,961
2023:	38,667
2024:	21,516
2025 onwards:	$ 48,330